Government Income Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)                      June 30, 1998

                                   PRINCIPAL
                                    AMOUNT
ISSUER                          (000'S OMITTED)                VALUE
-----------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 12.7%
-----------------------------------------------------------------------
6.50%, 2009                          $ 212                  $   214,563
6.50%, 2011                          3,814                    3,866,681
6.50%, 2019                          1,039                    1,041,780
7.00%, 2008                          1,381                    1,399,052
7.25%, 2022                            623                      627,909
8.00%, 2006                            160                      164,200
8.00%, 2007                            175                      180,868
8.00%, 2017                            451                      472,284
8.00%, 2021                            168                      175,415
8.00%, 2022                            125                      130,321
9.50%, 2016                              2                        1,892
9.50%, 2017                             46                       50,269
9.50%, 2018                             39                       42,382
9.50%, 2019                             47                       50,902
9.50%, 2020                             41                       44,449
                                                            -----------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                8,462,967
                                                            -----------
UNITED STATES GOVERNMENT OBLIGATIONS--81.7%

Israel State U.S. Government
  Guaranteed Notes
 5.70% due 2/15/03                   5,000                    4,983,450
 6.00% due 2/15/99                   8,000                    8,017,680
                                                            -----------
                                                             13,001,130
                                                            -----------
United States Treasury Notes,
 5.75% due 09/30/99                  3,000                    3,007,980
 5.625% due 12/31/99                10,000                   10,015,600
 5.375% due 6/30/00                  2,000                    1,996,250
 6.875% due 3/31/00                  7,400                    7,564,206
 5.375% due 2/15/01                  7,500                    7,474,200
 6.50% due 08/31/01                  5,000                    5,135,950
 6.125% due 12/31/01                 4,000                    4,072,480
 5.75% due 04/30/03                  2,000                    2,019,680
                                                            -----------
                                                             41,286,346
                                                            -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                            54,287,476
                                                            -----------
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--3.8%
--------------------------------------------------------------------------------
Salomon Brothers Repurchase Agreement 5.75%
  due 07/01/98 proceeds at maturity
  $2,544,400 (collateralized by $1,846,000
  U.S. Treasury Note 8.875% due 2/15/98,
  valued at $2,530,681)                                     $ 2,544,000
                                                            -----------
TOTAL INVESTMENTS

 (Identified Cost $65,483,307)        98.2%                  65,294,443

OTHER ASSETS LESS LIABILITIES          1.8                    1,175,704
                                     -----                  -----------
NET ASSETS                           100.0%                 $66,470,147
                                     =====                  ===========
See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $65,483,307)       $65,294,443
Cash                                                                        821
Interest receivable                                                   1,194,176
--------------------------------------------------------------------------------
  Total assets                                                       66,489,440
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates--Investment advisory fees (Note 2)                 19,293
--------------------------------------------------------------------------------
NET ASSETS                                                          $66,470,147
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $66,470,147
--------------------------------------------------------------------------------

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME: (Note 1B):                                        $1,879,440
EXPENSES:
Investment advisory fees (Note 2)                       $ 111,786
Administrative fees (Note 3)                               15,969
Expense fees (Note 6)                                       2,000
--------------------------------------------------------------------------------
 Total expenses                                           129,755
--------------------------------------------------------------------------------
Less aggregate amount waived by the Investment Adviser
  and Administrator (Note 2 and Note 3)                   (17,969)
--------------------------------------------------------------------------------
Net expenses                                                            111,786
--------------------------------------------------------------------------------
  Net investment income                                               1,767,654
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions                          174,037
Net change in unrealized appreciation (depreciation) of
  investments                                                           (69,786)
--------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                        104,251
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,871,905
--------------------------------------------------------------------------------

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED       YEAR ENDED
                                                   JUNE 30, 1998  DECEMBER 31,
                                                    (Unaudited)       1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                               $ 1,767,654   $ 3,170,048
Net realized gain (loss) on investment
  transactions                                          174,037      (113,894)
Net change in unrealized appreciation
 (depreciation) of investments                          (69,786)      507,465
--------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations                                          1,871,905     3,563,619
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                          14,543,244    26,243,756
Value of withdrawals                                (11,242,999)  (22,008,195)
--------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                        3,300,245     4,235,561
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                           5,172,150     7,799,180
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  61,297,997    53,498,817
--------------------------------------------------------------------------------
End of period                                       $66,470,147   $61,297,997
--------------------------------------------------------------------------------

GOVERNMENT INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
                                                                                  FOR THE PERIOD
                                                                                   MAY 1, 1994
                            SIX MONTHS                                            (COMMENCEMENT
                               ENDED             YEAR ENDED DECEMBER 31,         OF OPERATIONS) TO
                           JUNE 30, 1998    ---------------------------------       DECEMBER 31,
                            (Unaudited)       1997         1996         1995            1994
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)             $66,470        $61,298      $53,499      $53,145         $55,673
Ratio of expenses to
  average net assets             0.35%*         0.35%        0.35%        0.36%           0.43%*
Ratio of net investment income
  to average net assets          5.53%*         5.65%        5.75%        5.80%           5.27%*
Portfolio turnover                159%           126%         100%         284%             40%
Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:
RATIOS:
Expenses to average
  net assets                     0.40%*         0.41%        0.40%        0.40%           0.44%*
Net investment income
  to average net assets          5.48%*         5.59%        5.70%        5.76%           5.26%*
-------------------------------------------------------------------------------------------------
* Annualized

See notes to financial statements

GOVERNMENT INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Government Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the counter prices. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as income.
   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.
   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.
   Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.
   G. Futures contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.
   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.
   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. No such instruments were held at June 30, 1998.
   H. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. INVESTMENT ADVISORY FEES The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $111,786, of which $2,000 was voluntarily waived, for the six months ended June 30, 1998. The investment advisory fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $15,969 all of which was voluntarily waived, for the six months ended June 30, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of U.S. Government securities, other than short-term obligations, aggregated $98,054,776 and $93,642,714, respectively, for the six months ended June 30, 1998.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                $65,483,307
--------------------------------------------------------------------------------
Gross unrealized appreciation                                 $   111,840
Gross unrealized depreciation                                    (300,704)
--------------------------------------------------------------------------------
Net unrealized depreciation                                   $  (188,864)
--------------------------------------------------------------------------------

6. EXPENSE FEES SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.
   The Portfolio has agreed to pay SFG an expense fee on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.35% of the Portfolio's average daily net assets.

7. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1998, the commitment fee allocated to the Portfolio was $108. Since the line of credit was established, there have been no borrowings.